Shareholder Report, Holdings (Details)	Aug. 31, 2026
American Funds® Core Plus Bond Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Core Plus Bond Fund - Class A | Corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.54%
American Funds® Core Plus Bond Fund - Class A | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.62%
American Funds® Core Plus Bond Fund - Class A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.32%
American Funds® Core Plus Bond Fund - Class A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.45%
American Funds® Core Plus Bond Fund - Class A | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
American Funds® Core Plus Bond Fund - Class A | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
American Funds® Core Plus Bond Fund - Class A | Convertible stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%
American Funds® Core Plus Bond Fund - Class A | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds® Core Plus Bond Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
American Funds® Core Plus Bond Fund - Class A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.17%)
American Funds® Core Plus Bond Fund - Class A | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.78%	[1]
American Funds® Core Plus Bond Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Core Plus Bond Fund - Class C | Corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.54%
American Funds® Core Plus Bond Fund - Class C | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.62%
American Funds® Core Plus Bond Fund - Class C | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.32%
American Funds® Core Plus Bond Fund - Class C | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.45%
American Funds® Core Plus Bond Fund - Class C | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
American Funds® Core Plus Bond Fund - Class C | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
American Funds® Core Plus Bond Fund - Class C | Convertible stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%
American Funds® Core Plus Bond Fund - Class C | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds® Core Plus Bond Fund - Class C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
American Funds® Core Plus Bond Fund - Class C | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.17%)
American Funds® Core Plus Bond Fund - Class C | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.78%	[1]
American Funds® Core Plus Bond Fund - Class F-1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Core Plus Bond Fund - Class F-1 | Corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.54%
American Funds® Core Plus Bond Fund - Class F-1 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.62%
American Funds® Core Plus Bond Fund - Class F-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.32%
American Funds® Core Plus Bond Fund - Class F-1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.45%
American Funds® Core Plus Bond Fund - Class F-1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
American Funds® Core Plus Bond Fund - Class F-1 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
American Funds® Core Plus Bond Fund - Class F-1 | Convertible stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%
American Funds® Core Plus Bond Fund - Class F-1 | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds® Core Plus Bond Fund - Class F-1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
American Funds® Core Plus Bond Fund - Class F-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.17%)
American Funds® Core Plus Bond Fund - Class F-1 | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.78%	[1]
American Funds® Core Plus Bond Fund - Class F-2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Core Plus Bond Fund - Class F-2 | Corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.54%
American Funds® Core Plus Bond Fund - Class F-2 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.62%
American Funds® Core Plus Bond Fund - Class F-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.32%
American Funds® Core Plus Bond Fund - Class F-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.45%
American Funds® Core Plus Bond Fund - Class F-2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
American Funds® Core Plus Bond Fund - Class F-2 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
American Funds® Core Plus Bond Fund - Class F-2 | Convertible stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%
American Funds® Core Plus Bond Fund - Class F-2 | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds® Core Plus Bond Fund - Class F-2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
American Funds® Core Plus Bond Fund - Class F-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.17%)
American Funds® Core Plus Bond Fund - Class F-2 | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.78%	[1]
American Funds® Core Plus Bond Fund - Class F-3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Core Plus Bond Fund - Class F-3 | Corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.54%
American Funds® Core Plus Bond Fund - Class F-3 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.62%
American Funds® Core Plus Bond Fund - Class F-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.32%
American Funds® Core Plus Bond Fund - Class F-3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.45%
American Funds® Core Plus Bond Fund - Class F-3 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
American Funds® Core Plus Bond Fund - Class F-3 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
American Funds® Core Plus Bond Fund - Class F-3 | Convertible stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%
American Funds® Core Plus Bond Fund - Class F-3 | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds® Core Plus Bond Fund - Class F-3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
American Funds® Core Plus Bond Fund - Class F-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.17%)
American Funds® Core Plus Bond Fund - Class F-3 | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.78%	[1]
American Funds® Core Plus Bond Fund - Class 529-A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Core Plus Bond Fund - Class 529-A | Corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.54%
American Funds® Core Plus Bond Fund - Class 529-A | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.62%
American Funds® Core Plus Bond Fund - Class 529-A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.32%
American Funds® Core Plus Bond Fund - Class 529-A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.45%
American Funds® Core Plus Bond Fund - Class 529-A | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
American Funds® Core Plus Bond Fund - Class 529-A | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
American Funds® Core Plus Bond Fund - Class 529-A | Convertible stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%
American Funds® Core Plus Bond Fund - Class 529-A | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds® Core Plus Bond Fund - Class 529-A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
American Funds® Core Plus Bond Fund - Class 529-A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.17%)
American Funds® Core Plus Bond Fund - Class 529-A | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.78%	[1]
American Funds® Core Plus Bond Fund - Class 529-C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Core Plus Bond Fund - Class 529-C | Corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.54%
American Funds® Core Plus Bond Fund - Class 529-C | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.62%
American Funds® Core Plus Bond Fund - Class 529-C | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.32%
American Funds® Core Plus Bond Fund - Class 529-C | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.45%
American Funds® Core Plus Bond Fund - Class 529-C | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
American Funds® Core Plus Bond Fund - Class 529-C | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
American Funds® Core Plus Bond Fund - Class 529-C | Convertible stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%
American Funds® Core Plus Bond Fund - Class 529-C | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds® Core Plus Bond Fund - Class 529-C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
American Funds® Core Plus Bond Fund - Class 529-C | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.17%)
American Funds® Core Plus Bond Fund - Class 529-C | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.78%	[1]
American Funds® Core Plus Bond Fund - Class 529-E
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Core Plus Bond Fund - Class 529-E | Corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.54%
American Funds® Core Plus Bond Fund - Class 529-E | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.62%
American Funds® Core Plus Bond Fund - Class 529-E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.32%
American Funds® Core Plus Bond Fund - Class 529-E | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.45%
American Funds® Core Plus Bond Fund - Class 529-E | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
American Funds® Core Plus Bond Fund - Class 529-E | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
American Funds® Core Plus Bond Fund - Class 529-E | Convertible stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%
American Funds® Core Plus Bond Fund - Class 529-E | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds® Core Plus Bond Fund - Class 529-E | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
American Funds® Core Plus Bond Fund - Class 529-E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.17%)
American Funds® Core Plus Bond Fund - Class 529-E | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.78%	[1]
American Funds® Core Plus Bond Fund - Class 529-F-2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Core Plus Bond Fund - Class 529-F-2 | Corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.54%
American Funds® Core Plus Bond Fund - Class 529-F-2 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.62%
American Funds® Core Plus Bond Fund - Class 529-F-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.32%
American Funds® Core Plus Bond Fund - Class 529-F-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.45%
American Funds® Core Plus Bond Fund - Class 529-F-2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
American Funds® Core Plus Bond Fund - Class 529-F-2 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
American Funds® Core Plus Bond Fund - Class 529-F-2 | Convertible stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%
American Funds® Core Plus Bond Fund - Class 529-F-2 | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds® Core Plus Bond Fund - Class 529-F-2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
American Funds® Core Plus Bond Fund - Class 529-F-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.17%)
American Funds® Core Plus Bond Fund - Class 529-F-2 | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.78%	[1]
American Funds® Core Plus Bond Fund - Class 529-F-3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Core Plus Bond Fund - Class 529-F-3 | Corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.54%
American Funds® Core Plus Bond Fund - Class 529-F-3 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.62%
American Funds® Core Plus Bond Fund - Class 529-F-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.32%
American Funds® Core Plus Bond Fund - Class 529-F-3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.45%
American Funds® Core Plus Bond Fund - Class 529-F-3 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
American Funds® Core Plus Bond Fund - Class 529-F-3 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
American Funds® Core Plus Bond Fund - Class 529-F-3 | Convertible stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%
American Funds® Core Plus Bond Fund - Class 529-F-3 | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds® Core Plus Bond Fund - Class 529-F-3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
American Funds® Core Plus Bond Fund - Class 529-F-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.17%)
American Funds® Core Plus Bond Fund - Class 529-F-3 | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.78%	[1]
American Funds® Core Plus Bond Fund - Class R-1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Core Plus Bond Fund - Class R-1 | Corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.54%
American Funds® Core Plus Bond Fund - Class R-1 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.62%
American Funds® Core Plus Bond Fund - Class R-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.32%
American Funds® Core Plus Bond Fund - Class R-1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.45%
American Funds® Core Plus Bond Fund - Class R-1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
American Funds® Core Plus Bond Fund - Class R-1 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
American Funds® Core Plus Bond Fund - Class R-1 | Convertible stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%
American Funds® Core Plus Bond Fund - Class R-1 | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds® Core Plus Bond Fund - Class R-1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
American Funds® Core Plus Bond Fund - Class R-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.17%)
American Funds® Core Plus Bond Fund - Class R-1 | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.78%	[1]
American Funds® Core Plus Bond Fund - Class R-2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Core Plus Bond Fund - Class R-2 | Corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.54%
American Funds® Core Plus Bond Fund - Class R-2 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.62%
American Funds® Core Plus Bond Fund - Class R-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.32%
American Funds® Core Plus Bond Fund - Class R-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.45%
American Funds® Core Plus Bond Fund - Class R-2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
American Funds® Core Plus Bond Fund - Class R-2 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
American Funds® Core Plus Bond Fund - Class R-2 | Convertible stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%
American Funds® Core Plus Bond Fund - Class R-2 | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds® Core Plus Bond Fund - Class R-2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
American Funds® Core Plus Bond Fund - Class R-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.17%)
American Funds® Core Plus Bond Fund - Class R-2 | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.78%	[1]
American Funds® Core Plus Bond Fund - Class R-2E
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Core Plus Bond Fund - Class R-2E | Corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.54%
American Funds® Core Plus Bond Fund - Class R-2E | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.62%
American Funds® Core Plus Bond Fund - Class R-2E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.32%
American Funds® Core Plus Bond Fund - Class R-2E | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.45%
American Funds® Core Plus Bond Fund - Class R-2E | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
American Funds® Core Plus Bond Fund - Class R-2E | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
American Funds® Core Plus Bond Fund - Class R-2E | Convertible stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%
American Funds® Core Plus Bond Fund - Class R-2E | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds® Core Plus Bond Fund - Class R-2E | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
American Funds® Core Plus Bond Fund - Class R-2E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.17%)
American Funds® Core Plus Bond Fund - Class R-2E | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.78%	[1]
American Funds® Core Plus Bond Fund - Class R-3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Core Plus Bond Fund - Class R-3 | Corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.54%
American Funds® Core Plus Bond Fund - Class R-3 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.62%
American Funds® Core Plus Bond Fund - Class R-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.32%
American Funds® Core Plus Bond Fund - Class R-3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.45%
American Funds® Core Plus Bond Fund - Class R-3 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
American Funds® Core Plus Bond Fund - Class R-3 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
American Funds® Core Plus Bond Fund - Class R-3 | Convertible stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%
American Funds® Core Plus Bond Fund - Class R-3 | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds® Core Plus Bond Fund - Class R-3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
American Funds® Core Plus Bond Fund - Class R-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.17%)
American Funds® Core Plus Bond Fund - Class R-3 | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.78%	[1]
American Funds® Core Plus Bond Fund - Class R-4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Core Plus Bond Fund - Class R-4 | Corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.54%
American Funds® Core Plus Bond Fund - Class R-4 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.62%
American Funds® Core Plus Bond Fund - Class R-4 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.32%
American Funds® Core Plus Bond Fund - Class R-4 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.45%
American Funds® Core Plus Bond Fund - Class R-4 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
American Funds® Core Plus Bond Fund - Class R-4 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
American Funds® Core Plus Bond Fund - Class R-4 | Convertible stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%
American Funds® Core Plus Bond Fund - Class R-4 | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds® Core Plus Bond Fund - Class R-4 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
American Funds® Core Plus Bond Fund - Class R-4 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.17%)
American Funds® Core Plus Bond Fund - Class R-4 | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.78%	[1]
American Funds® Core Plus Bond Fund - Class R-5E
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Core Plus Bond Fund - Class R-5E | Corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.54%
American Funds® Core Plus Bond Fund - Class R-5E | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.62%
American Funds® Core Plus Bond Fund - Class R-5E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.32%
American Funds® Core Plus Bond Fund - Class R-5E | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.45%
American Funds® Core Plus Bond Fund - Class R-5E | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
American Funds® Core Plus Bond Fund - Class R-5E | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
American Funds® Core Plus Bond Fund - Class R-5E | Convertible stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%
American Funds® Core Plus Bond Fund - Class R-5E | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds® Core Plus Bond Fund - Class R-5E | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
American Funds® Core Plus Bond Fund - Class R-5E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.17%)
American Funds® Core Plus Bond Fund - Class R-5E | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.78%	[1]
American Funds® Core Plus Bond Fund - Class R-5
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Core Plus Bond Fund - Class R-5 | Corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.54%
American Funds® Core Plus Bond Fund - Class R-5 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.62%
American Funds® Core Plus Bond Fund - Class R-5 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.32%
American Funds® Core Plus Bond Fund - Class R-5 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.45%
American Funds® Core Plus Bond Fund - Class R-5 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
American Funds® Core Plus Bond Fund - Class R-5 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
American Funds® Core Plus Bond Fund - Class R-5 | Convertible stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%
American Funds® Core Plus Bond Fund - Class R-5 | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds® Core Plus Bond Fund - Class R-5 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
American Funds® Core Plus Bond Fund - Class R-5 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.17%)
American Funds® Core Plus Bond Fund - Class R-5 | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.78%	[1]
American Funds® Core Plus Bond Fund - Class R-6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® Core Plus Bond Fund - Class R-6 | Corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.54%
American Funds® Core Plus Bond Fund - Class R-6 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.62%
American Funds® Core Plus Bond Fund - Class R-6 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.32%
American Funds® Core Plus Bond Fund - Class R-6 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.45%
American Funds® Core Plus Bond Fund - Class R-6 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
American Funds® Core Plus Bond Fund - Class R-6 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
American Funds® Core Plus Bond Fund - Class R-6 | Convertible stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%
American Funds® Core Plus Bond Fund - Class R-6 | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds® Core Plus Bond Fund - Class R-6 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
American Funds® Core Plus Bond Fund - Class R-6 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.17%)
American Funds® Core Plus Bond Fund - Class R-6 | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.78%	[1]

[1]	Includes derivatives.